Receivables, Prepaids and Deposits - Summary of Receivables, Prepaids and Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaids, deposits and receivables [abstract]
Prepaids and deposits	$ 5,872	$ 1,298	$ 754
Receivables	2,922	3	124
Interest receivable	1,573	0	0
Prepaid and deposits and receivables	$ 10,367	$ 1,301	$ 878